WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Communications - 7.2%
Internet Media & Services - 7.2%
Alphabet, Inc. - Class A (a)	15,410	$5,861,039
Meta Platforms, Inc. - Class A (a)	3,421	2,163,817
		8,024,856
Consumer Discretionary - 13.3%
E-Commerce Discretionary - 4.3%
Amazon.com, Inc. (a)(b)	17,842	4,828,759

Leisure Facilities & Services - 3.9%
Chipotle Mexican Grill, Inc. (b)	29,000	923,940
Marriott International, Inc. - Class A	6,236	2,342,242
McDonald's Corporation	3,737	1,043,370
		4,309,552
Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	2,100	665,994
Lowe's Companies, Inc.	8,505	1,823,132
O'Reilly Automotive, Inc. (b)	17,460	1,516,925
TJX Companies, Inc. (The)	10,977	1,698,690
		5,704,741
Consumer Staples - 2.9%
Beverages - 1.0%
Coca-Cola Company (The)	14,000	1,106,140

Retail - Consumer Staples - 1.9%
Walmart, Inc.	18,187	2,105,145

Energy - 4.2%
Oil & Gas Producers - 2.6%
Devon Energy Corporation	30,000	1,334,700
Diamondback Energy, Inc.	8,106	1,552,137
		2,886,837
Oil & Gas Services & Equipment - 1.6%
Baker Hughes Company	28,702	1,833,484

Financials - 9.1%
Asset Management - 1.4%
Charles Schwab Corporation (The)	18,125	1,583,219

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Financials - 9.1% (Continued)
Banking - 4.4%
Citigroup, Inc. (a)	17,481	$2,200,858
Fifth Third Bancorp	33,192	1,657,277
Truist Financial Corporation	22,388	1,079,325
		4,937,460
Institutional Financial Services - 2.1%
Goldman Sachs Group, Inc. (The) (a)	2,228	2,284,947

Insurance - 0.9%
Marsh & McLennan Companies, Inc.	6,037	965,739

Specialty Finance - 0.3%
American Express Company	1,110	351,282

Health Care - 9.5%
Biotech & Pharma - 2.1%
AbbVie, Inc. (a)	10,753	2,341,143

Health Care Facilities & Services - 1.3%
Cencora, Inc.	5,404	1,455,622

Medical Equipment & Devices - 6.1%
Abbott Laboratories	11,328	969,677
Becton, Dickinson and Company	4,087	601,280
Boston Scientific Corporation (b)	27,187	1,313,404
Danaher Corporation (a)	5,732	1,047,064
Intuitive Surgical, Inc. (b)	4,449	1,889,223
Stryker Corporation	3,300	1,006,797
		6,827,445
Industrials - 11.2%
Aerospace & Defense - 2.2%
Boeing Company (The) (b)	10,444	2,414,131

Diversified Industrials - 3.2%
Emerson Electric Company	16,328	2,348,293
Honeywell International, Inc.	5,253	1,249,479
		3,597,772
Machinery - 3.0%
Ingersoll Rand, Inc.	23,618	1,691,993

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 11.2% (Continued)
Machinery - 3.0% (Continued)
Stanley Black & Decker, Inc.	20,400	$1,620,168
		3,312,161
Transportation & Logistics - 2.8%
Delta Air Lines, Inc.	15,000	1,237,200
Knight-Swift Transportation Holdings, Inc.	25,300	1,913,439
		3,150,639
Materials - 3.2%
Chemicals - 1.7%
Ecolab, Inc.	3,570	913,920
Sherwin-Williams Company (The)	3,260	990,518
		1,904,438
Construction Materials - 1.5%
Carlisle Companies, Inc.	4,985	1,718,878

Technology - 27.2%
Semiconductors - 14.4%
Advanced Micro Devices, Inc. (b)	5,092	2,627,981
Applied Materials, Inc.	3,000	1,350,180
Broadcom, Inc.	8,230	3,676,917
Micron Technology, Inc.	1,600	1,553,600
NVIDIA Corporation (a)	23,023	4,861,076
NXP Semiconductors N.V.	6,214	1,996,869
		16,066,623
Software - 7.9%
Intuit, Inc.	2,993	992,269
Microsoft Corporation (a)	8,857	3,987,776
Oracle Corporation	3,200	722,496
Palo Alto Networks, Inc. (b)	7,500	2,112,675
Synopsys, Inc. (b)	2,100	998,802
		8,814,018
Technology Hardware - 2.9%
Apple, Inc. (a)	10,500	3,276,630

Technology Services - 2.0%
Mastercard, Inc. - Class A (a)	4,624	2,284,164

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Utilities - 2.4%
Electric Utilities - 2.4%
American Electric Power Company, Inc.	9,100	$1,152,697
Xcel Energy, Inc.	19,205	1,526,797
		2,679,494

Total Common Stocks (Cost $60,479,065)		$100,765,319

MONEY MARKET FUNDS - 7.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.48% (c) (Cost $8,516,496)	8,516,496	$8,516,496

Investments at Value - 97.8% (Cost $68,995,561)		$109,281,815

Other Assets in Excess of Liabilities - 2.2%		2,480,162

Net Assets - 100.0%		$111,761,977

N.V.	- Naamloze Vennootschap

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2026 was $24,138,232.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2026.

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

COMMON STOCKS - 41.1%	Shares	Value
Communications - 1.1%
Cable & Satellite - 1.1%
Comcast Corporation - Class A	48,000	$1,193,760

Consumer Discretionary - 3.5%
Leisure Facilities & Services - 1.4%
Hyatt Hotels Corporation - Class A	8,500	1,541,560

Retail - Discretionary - 2.1%
Burlington Stores, Inc.	4,400	1,424,852
Genuine Parts Company	9,200	908,040
		2,332,892
Consumer Staples - 2.0%
Beverages - 0.6%
Constellation Brands, Inc. - Class A	5,300	735,746

Retail - Consumer Staples - 1.4%
Target Corporation	12,000	1,524,840

Energy - 2.7%
Oil & Gas Producers - 2.7%
ConocoPhillips	12,600	1,436,148
Ovintiv, Inc.	29,300	1,641,972
		3,078,120
Financials - 7.5%
Asset Management - 1.3%
T. Rowe Price Group, Inc.	13,300	1,390,249

Banking - 4.1%
Commerce Bancshares, Inc.	17,419	909,620
M&T Bank Corporation	5,500	1,188,605
PNC Financial Services Group, Inc. (The)	5,000	1,105,600
Regions Financial Corporation	47,400	1,327,200
		4,531,025
Financial Services - 1.1%
BlackRock, Inc.	1,200	1,256,256

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 41.1% (Continued)	Shares	Value
Financials - 7.5% (Continued)
Specialty Finance - 1.0%
Capital One Financial Corporation	6,200	$1,165,166

Health Care - 5.5%
Biotech & Pharma - 1.6%
Amgen, Inc.	3,500	1,178,765
Zoetis, Inc.	8,000	621,520
		1,800,285
Medical Equipment & Devices - 3.9%
GE HealthCare Technologies, Inc.	18,000	1,122,120
Medtronic plc	14,800	1,092,388
Revvity, Inc.	10,870	1,136,459
Zimmer Biomet Holdings, Inc.	12,810	1,054,647
		4,405,614
Industrials - 4.4%
Diversified Industrials - 1.0%
Illinois Tool Works, Inc.	4,650	1,149,852

Electrical Equipment - 2.2%
Eaton Corporation plc	3,270	1,309,962
Lennox International, Inc.	2,360	1,185,097
		2,495,059
Transportation & Logistics - 1.2%
Old Dominion Freight Line, Inc.	5,800	1,305,870

Materials - 1.5%
Chemicals - 1.5%
PPG Industries, Inc.	14,600	1,649,508

Technology - 10.6%
Semiconductors - 1.9%
Lam Research Corporation	3,000	954,540
Texas Instruments, Inc.	3,750	1,146,300
		2,100,840

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 41.1% (Continued)	Shares	Value
Technology - 10.6% (Continued)
Software - 4.7%
Adobe, Inc.	4,600	$1,192,366
Cadence Design Systems, Inc.	2,300	862,339
Fortinet, Inc.	11,500	1,586,655
Workday, Inc. - Class A	10,950	1,600,781
		5,242,141
Technology Services - 4.0%
Accenture plc - Class A	8,563	1,601,880
Booz Allen Hamilton Holding Corporation	12,000	950,160
Fiserv, Inc.	15,000	848,400
Paychex, Inc.	11,000	1,066,780
		4,467,220
Utilities - 2.3%
Electric Utilities - 2.3%
Consolidated Edison, Inc.	13,500	1,426,005
Southern Company (The)	12,000	1,104,600
		2,530,605

Total Securities Sold Short - 41.1% (Proceeds $47,236,089)		$45,896,608

plc	- Public Limited Company

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 12.4%
Internet Media & Services - 12.4%
Alphabet, Inc. - Class A	38,207	$14,531,651
Meta Platforms, Inc. - Class A	11,714	7,409,222
		21,940,873
Consumer Discretionary - 12.1%
E-Commerce Discretionary - 6.4%
Amazon.com, Inc. (a)	41,934	11,349,018

Leisure Facilities & Services - 1.4%
McDonald's Corporation	8,680	2,423,456

Retail - Discretionary - 4.3%
Home Depot, Inc. (The)	9,411	2,984,604
Lowe's Companies, Inc.	21,866	4,687,196
		7,671,800
Financials - 10.7%
Banking - 3.1%
Citigroup, Inc.	44,384	5,587,946

Institutional Financial Services - 4.3%
Goldman Sachs Group, Inc. (The)	7,411	7,600,425

Insurance - 2.4%
Marsh & McLennan Companies, Inc.	26,818	4,290,076

Specialty Finance - 0.9%
American Express Company	4,935	1,561,779

Health Care - 7.4%
Biotech & Pharma - 2.8%
AbbVie, Inc.	23,103	5,029,985

Medical Equipment & Devices - 4.6%
Becton, Dickinson and Company	18,196	2,676,996
Boston Scientific Corporation (a)	41,588	2,009,116
Intuitive Surgical, Inc. (a)	8,146	3,459,117
		8,145,229

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 14.4%
Aerospace & Defense - 3.7%
Boeing Company (The) (a)	28,877	$6,674,919

Diversified Industrials - 5.4%
Emerson Electric Company	27,723	3,987,122
Honeywell International, Inc.	23,383	5,561,880
		9,549,002
Machinery - 2.3%
Ingersoll Rand, Inc.	56,744	4,065,140

Transportation & Logistics - 3.0%
Delta Air Lines, Inc.	64,850	5,348,828

Materials - 6.8%
Chemicals - 4.8%
Ecolab, Inc.	15,887	4,067,072
Sherwin-Williams Company (The)	14,755	4,483,159
		8,550,231
Construction Materials - 2.0%
Carlisle Companies, Inc.	10,484	3,614,988

Technology - 35.7%
Semiconductors - 18.4%
Advanced Micro Devices, Inc. (a)	8,348	4,308,403
Broadcom, Inc.	18,213	8,137,022
NVIDIA Corporation	67,782	14,311,491
NXP Semiconductors N.V.	18,705	6,010,852
		32,767,768
Software - 7.8%
Intuit, Inc.	7,313	2,424,479
Microsoft Corporation	25,247	11,367,209
		13,791,688
Technology Hardware - 6.5%
Apple, Inc.	36,805	11,485,368

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Technology - 35.7% (Continued)
Technology Services - 3.0%
Mastercard, Inc. - Class A	10,730	$5,300,406

Total Common Stocks (Cost $141,616,586)		$176,748,925

MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.48% (b) (Cost $804,244)	804,244	$804,244

Investments at Value - 100.0% (Cost $142,420,830)		$177,553,169

Other Assets in Excess of Liabilities - 0.0% (c)		51,620

Net Assets - 100.0%		$177,604,789

N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.
(c)	Percentage rounds to less than 0.1%.